Liabilities related to business combinations and to non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests	Movements in liabilities related to business combinations and to non-controlling interests are shown below:

(€ million)	Bayer contingent consideration arising from the acquisition of Genzyme	MSD contingent conside- ration (European Vaccines business)	Shire contingent consideration arising from the acquisition of Translate Bio	Contingent conside- ration arising from acquisition of Amunix	CVRs issued in connection with the acquisition of Blueprint	CVRs issued in connection with the acquisition of Vigil	Other	Total(a)
Balance at January 1, 2023	26	204	380	165	—	—	4	779
New transactions	—	—	—	—	—	—	—	—
Payments made	(21)	(77)	—	(69)	—	—	—	(167)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	(5)	—	74	45	—	—	—	114
Other movements	—	—	—	—	—	—	—	—
Currency translation differences	—	—	(13)	(4)	—	—	—	(17)
Balance at December 31, 2023	—	127	441	137	—	—	4	709
New transactions	—	—	—	—	—	—	—	—
Payments made	—	(70)	—	—	—	—	(1)	(71)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	16	94	—	—	—	1	109
Other movements	—	—	—	(137)	—	—	(3)	(139)
Currency translation differences	—	(1)	33	—	—	—	—	33
Balance at December 31, 2024	—	72	568	—	—	—	1	641
New transactions	—	—	—	—	45	6	—	51
Payments made	—	(72)	—	—	—	—	—	(72)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)(b)	—	1	31	—	3	—	—	35
Other movements	—	—	—	—	—	—	—	—
Currency translation differences	—	(1)	(68)	—	—	(1)	—	(70)
Balance at December 31, 2025	—	—	531	—	48	5	1	585
(a)Portion due after more than one year: €585 million as of December 31, 2025 (€569 million as of December 31, 2024 and €501 million as of December 31,
2023); portion due within less than one year: €0 million as of December 31, 2025 (€72 million as of December 31, 2024 and €208 million as of December 31, 2023).
(b)Amounts reported within the income statement line item Fair value remeasurement of contingent consideration, and mainly comprising unrealized gains and losses.

Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests	contingent consideration payable in respect of already-marketed products.